OTHER RECEIVABLES, NET	12 Months Ended
Jun. 30, 2026
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 5. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Party	RMB	RMB	US Dollars
Business advances to officers and staffs (A)	¥797,263	¥2,027,919	$298,878
Deposits for projects	1,433,882	1,229,575	181,217
VAT recoverable	1,139,075	6,033,448	889,220
Others	1,127,654	1,029,692	151,758
Allowance for credit losses	(736,993)	(441,116)	(65,012)
Total Other receivable, net	¥3,760,881	¥9,879,518	$1,456,061
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance. Included herein are business advances of ¥nil and ¥120,000 ($17,686) due from key management personnel as of June 30, 2025 and June 30, 2026.

Net recovery of provision for credit losses of other receivables was ¥1,194,586 for the year ended June 30, 2024. Net recovery of provision for credit losses of other receivables was ¥63,381 for the year ended June 30, 2025. Net recovery of provision for credit losses of other receivables was ¥295,877 ($43,607) for the year ended June 30, 2026.

Movement of allowance for credit losses is as follows:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Beginning balance	¥800,374	¥736,993	$108,619
Reversal of allowance	(63,381)	(295,877)	(43,607)
Ending balance	¥736,993	¥441,116	$65,012